-------------------------------------------------------------------------------
DELAFIELD
FUND,INC.                                  600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                   212-830-5200
===============================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of Delafield Fund, Inc. for the period January 1, 1997 through June 30, 1997.

The Delafield Fund's net asset value per share on June 30, 1997 was $15.25 as compared to $13.49 at December 31, 1996. The Fund had net assets of $103,239,404 and 821 active shareholders. After adjusting for dividend payments of $0.07 per share, the Fund registered an increase of 13.6% during the first-half year. The Fund held 49 companies, with the top ten holdings accounting for 27% of total net assets overall. Equity investments comprised 64% of the $103.2 million portfolio on June 30, 1997.

We thank you for your support and look forward to serving your needs.




Sincerely,


\S\J. Dennis Delafield                                    \s\Vincent Sellecchia


J. Dennis Delafield                                          Vincent Sellecchia
Chairman                                                     President



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DELAFILED FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)
===============================================================================

                                                                                                       Value
                                                                                 Shares               (Note 1)
                                                                                 ------               --------
 Common Stocks (64.41%)
-----------------------------------------------------------------------------------------------------------------
 Automotive/Auto Parts (3.47%)
 APS Holding Corporation - Class A*                                              90,000          $      787,500
 Federal-Mogul Corporation                                                       80,000               2,800,000
                                                                                                  -------------
                                                                                                      3,587,500
                                                                                                  -------------
 Chemicals (1.82%)
 Freeport-McMoRan, Inc.                                                          65,000               1,876,875
                                                                                                  -------------

 Consumer Products & Services (4.11%)
 Bush Industries Inc.                                                            50,000               1,187,500
 O'Sullivan Industries Holdings*                                                 28,400                 470,375
 Polaroid Corporation                                                            46,500               2,580,750
                                                                                                  -------------
                                                                                                      4,238,625
                                                                                                  -------------
 Energy (1.08%)
 ENSERCH Corporation                                                             50,000               1,112,500
                                                                                                  -------------

 Food and Beverage (1.64%)
 Rykoff-Sexton Inc.                                                              72,700               1,694,819
                                                                                                  -------------

 Industrial Products (20.38%)
 AMETEK, Inc.                                                                    90,000               2,115,000
 Atchison Casting Corporation*                                                  100,000               1,662,500
 BW/IP Inc.                                                                     150,000               3,046,875
 Corning Inc.                                                                    10,000                 556,250
 Elsag Bailey Process Automation, N.V.*                                         120,000               2,205,000
 Furon Company                                                                   49,500               1,553,062
 Greenfield Industries                                                          160,000               4,320,000
 Greif Brothers Corporation Class A                                              11,500                 310,500
 Kennametal Inc.                                                                 25,000               1,075,000
 Sheldahl Inc.*                                                                  40,000                 832,500
 Stimsonite Corporation*                                                        120,000                 742,500
 Varian Associates Inc.                                                          35,000               1,898,750
 Watts Industries Inc. Class A                                                   30,000                 720,000
                                                                                                  -------------
                                                                                                     21,037,937
                                                                                                  -------------
Insurance (Brokers) (1.28%)
Gallagher (Arthur J.) & Co.                                                      35,000               1,321,250
                                                                                                  -------------

Insurance (Life) (1.30%)
Provident Companies Inc.                                                         25,000               1,337,500
                                                                                                  -------------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                       Value
                                                                                 Shares               (Note 1)
                                                                                 ------               --------
 Common Stocks (Continued)
-----------------------------------------------------------------------------------------------------------------
Insurance (Property/Casualty) (2.80%)
Highlands Insurance Group*                                                       41,000          $      825,125
Orion Capital Corporation                                                        15,000               1,106,250
Terra Nova (Bermuda) Holding                                                     15,000                 315,000
20th Century Industries                                                          30,700                 644,700
                                                                                                  -------------
                                                                                                      2,891,075
                                                                                                  -------------
Insurance (Reinsurance) (1.81%)
Risk Capital Holding Inc.*                                                       90,000               1,867,500
                                                                                                  -------------

Metals/Mining (3.82%)
Allegheny Teledyne Inc.                                                          70,000               1,890,000
Armco Inc.*                                                                     130,000                 503,750
Bethlehem Steel Corporation*                                                     90,000                 939,375
Cleveland Cliffs                                                                 15,000                 611,250
                                                                                                  -------------
                                                                                                      3,944,375
                                                                                                  -------------
Office Equipment (5.02%)
BancTec, Inc.*                                                                  200,000               5,187,500
                                                                                                  -------------

Pharmaceuticals (0.07%)
Covance Inc.*                                                                     2,500                  48,281
Quest Diagnostics, Inc.*                                                          1,250                  25,703
                                                                                                  -------------
                                                                                                         73,984
                                                                                                  -------------
Real Estate (1.98%)
Kimco Realty Corporation                                                         40,000               1,270,000
Ramco-Gershenson Properties Trust                                                43,750                 771,094
                                                                                                  -------------
                                                                                                      2,041,094
                                                                                                  -------------
Retail (6.27%)
The Limited, Inc.                                                                52,214               1,057,334
Nine West Group, Inc.*                                                           50,000               1,909,375
Sunglass Hut International, Inc.*                                               300,000               1,893,750
Waban Inc.*                                                                      50,000               1,609,375
                                                                                                  -------------
                                                                                                      6,469,834
                                                                                                  -------------
Textile/Apparel (4.57%)
Burlington Industries Inc.*                                                      90,000               1,080,000
Delta Woodside Industries Inc.*                                                 250,000               1,687,500
Farah Inc.*                                                                     185,000               1,179,375
Fruit of the Loom, Inc.*                                                         25,000                 775,000
                                                                                                  -------------
                                                                                                      4,721,875
                                                                                                  -------------


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF  NET ASSETS (CONTINUED)
JUNE 30, 1997
(UNAUDITED)
===============================================================================

                                                                                                       Value
                                                                                 Shares               (Note 1)
                                                                                 ------               --------
 Common Stocks (Continued)
-----------------------------------------------------------------------------------------------------------------
Miscellaneous (2.99%)
Albany International Corporation Class A                                         50,000          $    1,125,000
Deluxe Corporation                                                               25,000                 853,125
Salient 3 Communications                                                         47,900                 574,800
White River Corporation*                                                          7,400                 539,275
                                                                                                  -------------
                                                                                                      3,092,200
                                                                                                  -------------
Total Common Stocks (Cost $53,339,627)                                                               66,496,443
                                                                                                  -------------


                                                                                 Face
                                                                                Amount
                                                                                ------
Corporate Bonds (0.95%)
-------------------------------------------------------------------------------------------------------------------
Industrial Products (0.21%)
AMETEK, Inc. 9.750%
 debentures, due 03/15/2004                                                     $ 200,000               213,000
                                                                                                  -------------

Insurance (Life) (0.13%)
PennCorp Financial Group 9.250%, due 12/15/2003                                   125,000               130,000
                                                                                                  -------------

Miscellaneous (0.61%)
American Annuity Group Senior Notes, 9.500%, due 08/15/2001                       600,000               630,000
                                                                                                  -------------

Total Corporate Bond (Cost $925,169)                                                                    973,000
                                                                                                  -------------
U.S. Government Obligations (7.75%)
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5.500%, due 07/31/97                                       $8,000,000             8,002,504
                                                                                                  -------------
Total U.S. Government Obligations (Cost $7,999,870)                                                   8,002,504
                                                                                                  -------------
Short-Term Investments (26.57%)
Repurchase Agreements (26.57%)
-------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Securities Inc., 5.95%, due 07/01/97
 (Collateralized by $28,081,000
 U.S. Treasury Note, 6.250%, due 06/30/02)                                    $27,433,000            27,433,000
                                                                                                  -------------
 Total Short-Term Investments (Cost $27,433,000)                                                     27,433,000
                                                                                                  -------------
 Total Investments (99.68%) (Cost $89,697,666+)                                                     102,904,947
 Cash and Other Assets, In Excess of Liabilities (0.32%)                                                334,457
                                                                                                  -------------
 Net Assets (100.00%), 6,771,704  shares outstanding                                            $   103,239,404
                                                                                                  =============
 Net asset value, offering and redemption price per share                                       $         15.25
                                                                                                  =============

*    Non-income producing.

+ Aggregate cost for federal income tax purposes is $89,702,474. Aggregate unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are $13,759,042 and $556,569, respectively.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)
===============================================================================


INVESTMENT INCOME

 Income:
    Interest.......................................................................        $        703,967
    Dividends......................................................................                 312,112
                                                                                            ---------------
          Total income.............................................................               1,016,079
                                                                                            ---------------
 Expenses: (Note 2)
   Investment management fee.......................................................                 313,617
   Administration fee..............................................................                  82,324
   Shareholder servicing fee.......................................................                  98,005
   Custodian expenses..............................................................                   6,028
   Shareholder servicing and related shareholder expenses..........................                  31,955
   Legal, compliance and filing fees...............................................                  22,475
   Audit and accounting............................................................                  21,437
   Directors' fees and expenses....................................................                   3,750
   Amortization of organization costs..............................................                   4,311
   Other...........................................................................                     919
                                                                                            ---------------
      Total expenses...............................................................                 584,821
      Less:
      Fees waived..................................................................        (         78,404)
      Expenses paid indirectly.....................................................        (          1,785)
                                                                                            ---------------
      Net expenses.................................................................                 504,632
                                                                                            ---------------
      Net investment income........................................................                 511,447
                                                                                            ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................               3,826,077
Net change in unrealized appreciation (depreciation) of investments................               5,915,974
                                                                                            ---------------
         Net gain (loss) on investments............................................               9,742,051
                                                                                            ---------------
Increase (decrease) in net assets from operations..................................        $     10,253,498
                                                                                            ===============


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================





                                                                                 Six Months
                                                                                   Ended                  Year
                                                                                June 30, 1997             Ended
                                                                                 (Unaudited)        December 31, 1996
                                                                                 -----------        -----------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:

   Net investment income......................................................  $     511,447         $    616,554

   Net realized gain on investments...........................................      3,826,077            7,345,183

   Net change in unrealized appreciation (depreciation) ......................      5,915,974            4,380,986
                                                                                 ------------         ------------

    Increase (decrease) in net assets from operations.........................     10,253,498           12,342,723

 Distributions from:

   Net investment income......................................................  (     465,892)        (    616,554)

   Net realized gain on investments...........................................  (       --   )        (  7,293,283)

   In excess of net realized gain.............................................  (       --   )        (        -- )

   Return of capital..........................................................  (       --   )        (        516)

 Capital share transactions (Note 3)..........................................     32,172,366           11,117,028
                                                                                 ------------         ------------

    Total increase (decrease).................................................     41,959,972           15,549,398

 Net Assets:

  Beginning of period.........................................................     61,279,432           45,730,034
                                                                                 ------------         ------------

  End of period (including undistributed net investment income
     of $45,555 & $0, respectively............................................  $ 103,239,404         $ 61,279,432
                                                                                 ============          ===========






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Effective October 1, 1995 the Fund changed its fiscal year end to December 31. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities-

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Federal Income Taxes-

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Use of Estimates-

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d) General-

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") equal to .80% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund an annual fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended June 30, 1997, the Distributor voluntarily waived shareholder servicing fees of $78,404.

Brokerage commissions paid during the period to the Distributor amounted to $31,429.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,500 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $19,745 paid to Reich & Tang Services, L.P. an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $1,785.

3.  Capital  Stock
At June 30, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $86,165,299. Transactions in capital stock were as follows:

                                                                Six Months
                                                                  Ended                               Year Ended
                                                             June 30, 1997                         December 31, 1996
                                                    -----------------------------            ---------------------------
                                                        Shares         Amount                   Shares          Amount
                                                    -------------  --------------            ----------       ----------
 Sold................................                 2,436,347     $35,128,551                  486,042    $ 6,686,946
 Issued on reinvestment of dividends.                    28,904         436,388                  584,374      7,889,402
 Redeemed............................              (    235,740)   (  3,392,573)             (   259,075)  (  3,459,320)
                                                    -----------     -----------               ----------    -----------
 Net increase (decrease).............                 2,229,511    $ 32,172,366                  811,341   $ 11,117,028
                                                    ===========     ===========               ==========    ===========

4. Investment Transactions

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $29,936,161 and $17,347,844 respectively. Accumulated undistributed net realized gain at June 30, 1997 amounted to $3,821,269.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights.

                                                   Six Months                   Year                             Period from
                                                      Ended                     Ended                         October 1, 1995 to
                                                   June 30, 1997            December 31, 1996                 December 31, 1995
                                                   -------------            -----------------                 -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........       $    13.49                  $   12.26                         $    11.95
                                                    ----------                  ---------                         ----------
 Income from investment operations:
     Net investment income...................              .08                        .16                                .05
 Net realized and unrealized
   gains (losses) on investments.............             1.75                       3.07                                .50
                                                    ----------                  ---------                         ----------
 Total from investment operations............             1.83                       3.23                                .55
                                                    ----------                  ---------                         ----------
 Less distributions:
     Dividends from net investment income....       (      .07)                 (     .16)                        (      .05)
     Distributions from net realized gains...
       on investments........................            --                     (    1.84)                        (      .18)
     In excess of net realized gain..........            --                           --                          (      .01)
                                                    -----------                 ---------                         ----------
 Total distributions.........................       (      .07)                 (    2.00)                        (      .24)
                                                    -----------                 ---------                         ----------
 Net asset value, end of period..............       $    15.25                  $   13.49                         $    12.26
                                                    ==========                  =========                         ==========
 Total Return................................            13.57%(a)                  26.35%                              4.62%(a)
                                                    ==========                  =========                         ==========
 Ratios/Supplemental Data
 Net assets, end of period (000).............       $  103,239                  $  61,279                         $   45,730
 Ratios to average net assets:
     Expenses................................             1.29%*                     1.29%                              1.67%*
     Net investment income...................             1.30%*                     1.18%                              1.57%*
     Management, administration and shareholder
       servicing fees waived..................             .20%*                      .20%                               .20%*
     Expenses paid indirectly...............               .00%                       .01%                               .07%*
 Portfolio turnover rate.....................            27.70%                     75.54%                             20.49%
 Average commission rate paid (per share)(b).       $      .0327                $     .0378                       $      .0343

 *  Annualized
(a)  Not Annualized
(b)  Required by regulations issued in 1995.




                                                                               Year                   November 19, 1993
                                                                              Ended                   (Inception) to
                                                                        September 30, 1995           September 30, 1994
                                                                        ------------------          ------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........                               $    10.82                    $   10.00
                                                                            ----------                    ---------
 Income from investment operations:
     Net investment income...................                                      .13                          .07
 Net realized and unrealized
   gains (losses) on investments.............                                     1.99                          .82
                                                                            ----------                    ---------
 Total from investment operations............                                     2.12                          .89
                                                                            ----------                    ---------
 Less distributions:
     Dividends from net investment income....                               (      .13)                   (     .07)
     Distributions from net realized gains...
       on investments........................                               (      .86)                         --
     In excess of net realized gain..........                                       --                          --
                                                                            ----------                    ---------
 Total distributions.........................                               (      .99)                   (     .07)
                                                                            ----------                    ---------
 Net asset value, end of period..............                               $    11.95                    $   10.82
                                                                            ==========                    =========
 Total Return................................                                    20.05%                        8.93%(a)
                                                                            ==========                    =========
 Ratios/Supplemental Data
 Net assets, end of period (000).............                               $   42,316                    $   9,658
 Ratios to average net assets:
     Expenses................................                                     1.65%                        1.78%*
     Net investment income...................                                     1.35%                        0.96%*
     Management, administration and shareholder
       servicing fess waived.......                                                .17%                        1.12%
     Expenses paid indirectly                                                     --                           --
 Portfolio turnover rate.....................                                    70.36%                       42.84%
 Average commission rate paid (per share)....                                      --                            --

 *  Annualized
(a)  Not Annualized
(b)  Required by regulations issued in 1995.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
----------------------------------------------------
Delafield Fund, Inc.

     600 Fifth Avenue
     New York, New York 10020

Manager

     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian

     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

Transfer Agent

     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


DELAFIELD
FUND, INC.






                                  Semi-Annual Report
                                    June 30, 1997
                                     (Unaudited)


--------------------------------------------------------------------------------